Shareholders' Equity	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Shareholders' Equity

14.    Shareholders’ Equity

Common Shares

Authorized

Legacy Rumble’s Articles of Incorporation authorized an unlimited number of common shares for issuance.

Articles of Amendment, effective on September 4, 2020, by Legacy Rumble created two classes of common shares initially named Voting Common Shares, subsequently renamed Class A common shares, and Non-Voting Common Shares, subsequently renamed Class B common shares. Legacy Rumble is authorized to issue an unlimited number of each of these classes of common shares.

The Company’s Certificate of Incorporation was amended and restated in its entirety and will be effective on the Closing Date. The Company is authorized to issue 1,000,000,000 shares, consisting of:

(i)     700,000,000 shares of Class A Common Stock with a par value of $0.0001 per share

(ii)    170,000,000 shares of Class C Common Stock with a par value of $0.0001 per share

(iii)   110,000,000 shares of Class D Common Stock with a par value of $0.0001 per share

(iv)   20,000,000 shares of preferred stock with a par value of $0.0001 per share

Legacy Rumble Class A Common Shares

The holders of Legacy Rumble Class A common shares are entitled to receive dividends at the discretion of the board of directors and are entitled to one vote for each Legacy Rumble Class A common share held at any meeting of shareholders of Legacy Rumble. The holders of Legacy Rumble Class A common shares are entitled to receive the remaining property of Legacy Rumble upon liquidation, dissolution, or winding-up, whether voluntary or involuntary, and any other distribution of assets of Legacy Rumble among its shareholders for the purpose of winding-up of its affairs subject to the rights of the preference shares described in Note 13.

On September 16, 2022, in connection with the Qualifying Transaction, all previously issued and outstanding Legacy Rumble Class A common shares held by Electing Shareholders, were exchanged for 168,762,214 shares of Class C Common Stock, using the Company Exchange Ratio of 24.5713:1.0000 pursuant to the Business Combination Agreement. Additionally, all previously issued and outstanding Legacy Rumble Class A common shares held by Non-Electing Shareholders, were exchanged for 45,647,873 shares of Class A Common Stock pursuant to the Business Combination Agreement. See Note 2 for further details.

Legacy Rumble Class B Common Shares

The holders of Legacy Rumble Class B common shares are entitled to receive dividends at the discretion of the board of directors. The holders of Legacy Rumble Class B common shares are also entitled to receive the remaining property of Legacy Rumble upon liquidation, dissolution, or winding-up, whether voluntary or involuntary, and any other distribution of assets of Legacy Rumble among its shareholders for the purpose of winding-up of its affairs subject to the rights of the preference shares described in Note 13. The holders of Legacy Rumble Class B common shares are not entitled to vote and will not receive notice of any meeting of shareholders of Legacy Rumble.

On September 16, 2022, in connection with the Qualifying Transaction, all previously issued and outstanding Legacy Rumble Class B common shares held by Non-Electing Shareholders were exchanged for 3,322,531 shares of Class A Common Stock pursuant to the Business Combination Agreement. See Note 2 for further details.

Class A Common Stock

The holders of shares of Class A Common Stock are entitled to one vote for each share of Class A Common Stock held at any meeting of shareholders of the Company. The holders of Class A Common Stock are entitled to receive dividends and other distributions declared or paid by the Company. The holders of Class A Common Stock are entitled to receive the remaining property of the Company upon liquidation, dissolution, or winding-up, whether voluntary or involuntary, and any other distribution of assets of the Company among its shareholders for the purpose of winding-up of its affairs subject to the rights of the preferred shares.

On September 16, 2022, in connection with the Qualifying Transaction, the following transactions occurred with regards to Class A Common Stock:

•        All Legacy Rumble shares and warrants held by Non-Electing Shareholders were exchanged for 48,970,404 and 14,153,048 shares of Class A Common Stock, respectively.

•        CFVI Units in connection with the CFVI Placement Units and FPA were exchanged for 700,000 and 1,875,000 shares of Class A Common Stock, respectively.

•        The Company issued 8,300,000 Class A Common Stock through the PIPE.

•        CFVI Units in connection with the Offering were exchanged for 29,969,311 shares of Class A Common Stock.

•        CFVI Class B Common Stock were exchanged for 7,500,000 shares of Class A Common Stock.

Class C Common Stock

The holders of shares of Class C Common Stock are entitled to one vote for each share of Class C Common Stock held at any meeting of shareholders of the Company. The holders of Class C Common Stock are not entitled to receive dividends and other distributions declared or paid by the Company. The holders of shares of Class C Common Stock are not entitled to receive the remaining property of Company upon liquidation, dissolution, or winding-up, whether voluntary or involuntary, and any other distribution of assets of the Company among its shareholders for the purpose of winding-up of its affairs subject to the rights of the preferred shares and Class A Common Stock.

On September 16, 2022, in connection with the Qualifying Transaction, the following transactions occurred with regards to Class C Common Stock:

•        All issued and outstanding Legacy Rumble shares (including Legacy Rumble warrants) held by Electing Shareholders were exchanged for 168,762,214 shares of Class C Common Stock using the Company Exchange Ratio of 24.5713:1.0000 pursuant to the Business Combination Agreement.

•        Concurrently with the Qualifying Transaction on September 16, 2022, the Company entered into a share repurchase agreement with Mr. Pavlovski. Upon closing of the Qualifying Transaction, the Company repurchased shares of 1,100,000 Class C Common Stock for a total purchase price of $11,000,000. Of the $11,000,000 of proceeds, Mr. Pavlovski reinvested $1,000,000 to pay the purchase price for the Company’s Class D Common Stock.

Class D Common Stock

The holders of shares of Class D Common Stock are entitled to 11.2663 votes for each share of Class D Common Stock held at any meeting of shareholders of the Company. The holders of shares of Class D Common Stock are not entitled to receive dividends and other distributions declared or paid by the Company. The holders of shares of Class D Common Stock are not entitled to receive the remaining property of Company upon liquidation, dissolution, or winding-up, whether voluntary or involuntary, and any other distribution of assets of the Company among its shareholders for the purpose of winding-up of its affairs subject to the rights of the preferred shares and Class A Common Stock.

For an aggregate price of $1,000,000, upon closing of the Qualifying Transaction, the Company issued and sold to Mr. Pavlovski 105,782,403 shares of the Company’s Class D Common Stock.

Issued and outstanding

The following shares of common stock are issued and outstanding at:

	2022		2021
	Number	Amount	Number	Amount
Legacy Rumble Class A common shares	—	$—	8,119,690	$43,223,609
Legacy Rumble Class B common shares	—	—	135,220	129,761
Class A Common Stock	111,467,763	741,013	—	—
Class C Common Stock	167,662,214	16,766	—	—
Class D Common Stock	105,782,403	10,578	—	—
Balance	384,912,380	$768,357	8,254,910	$43,353,370

On October 25, 2021, Legacy Rumble effected a stock split of the then outstanding Legacy Rumble common and preference shares at a ratio of 1,000-to-1. Stockholders received a whole share for fractional shares (if applicable) and the par value per common stock remains unchanged. A proportionate adjustment was made to the maximum number of shares issuable under the stock option plan, as amended.

On November 24, 2021, Legacy Rumble issued 172,070 Legacy Rumble Class A common shares upon the exercise of the Option Liability at a price of $145.29 per share for gross cash proceeds of $25,000,000.

Former holders of the Legacy Rumble’s common shares are eligible to receive up to an aggregate of 76,412,604 additional shares of the Company’s Class A Common Stock if the closing price of the Company’s Class A Common Stock is greater than or equal to $15.00 and $17.50, respectively (with 50% released at each target, or if the latter target is reached first, 100%) for a period of 20 trading days during any 30 trading-day period. The term is five years from the closing of the Qualifying Transaction. If there is a change in control within the five-year period following the closing of the Qualifying Transaction that results in a per share price equal to or in excess of the $15.00 and $17.50 share price milestones not previously met, then the Company shall issue the earnout shares to the holders of Legacy Rumble common shares. The shares are currently being held in escrow until the contingency is met.

The Sponsor’s common shares are eligible to receive up to an aggregate of 1,963,750 additional shares of the Company’s Class A Common Stock if the closing price of the Company’s Class A Common Stock is greater than or equal to $15.00 and $17.50, respectively (with 50% released at each target, or if the latter target is reached first, 100%) for a period of 20 trading days during any 30 trading-day period. The term is five years from the closing of the Qualifying Transaction. If there is a change in control within the five-year period following the closing of the Qualifying Transaction that results in a per share price equal to or in excess of the $15.00 and $17.50 share price milestones not previously met, then the Company shall issue the earnout shares to the Sponsor. The shares are currently being held in escrow until the contingency is met.

Warrants

On September 14, 2020, Legacy Rumble issued a warrant to an arm’s length party in exchange for services. This warrant is convertible to Legacy Rumble Class B common shares equal to 5% undiluted interest in the Legacy Rumble’s total equity at an exercise price of $0.01 CAD per Legacy Rumble Class B common share and expiration term of 20 years. The warrant is subject to a performance condition that was met as of December 31, 2021 and the fair value of the warrant on the grant date, estimated to be $731,281 was recorded in additional paid-in capital as of December 31, 2021.

On September 16, 2022, in connection with the Qualifying Transaction, the warrant to purchase Legacy Rumble Class B common shares were exchanged for 14,153,048 shares of Class A Common Stock, using the Company Exchange Ratio of 24.5713:1.0000 pursuant to the Business Combination Agreement. See Note 2 for further details.

Restricted Stock Units

During the year ended December 31, 2021, Legacy Rumble issued 10,625 Restricted Class B common shares as part of certain employment agreements as well as consideration for the Locals’ acquisition (Note 4). Certain of these Restricted Class B common shares had a performance based vesting condition that was met as of December 31, 2021 and the fair value of the restricted stock units on the grant date, estimated to be $110,838 was recorded in Legacy Rumble Class B common shares as of December 31, 2021.

On September 16, 2022, in connection with the Qualifying Transaction, the Legacy Rumble Restricted Class B common shares were converted into an equivalent number of shares of Class A Common Stock on a 1-to-1 basis, then multiplied by the Company Exchange Ratio of 24.5713:1.0000 pursuant to the Qualifying Transaction agreement. See Note 2 for further details.

In connection with the Qualifying Transaction, the Company issued 1,100,000 restricted stock units (“RSUs”) as part of an employment agreement. On November 16, 2022, the Company granted 448,098 RSUs to board members, officers, and consultants. The fair value of the RSUs is $17,993,838 based on the fair value of the restricted stock units on the grant dates. The RSUs have a vesting period over seven months to four years.

The total unrecognized compensation cost for the RSUs issued is $16,280,561 which is expected to be recognized over a weighted-average period of 2.69 years.

Share-based compensation expense on RSUs recognized in cost of revenue and operating expenses for the year ended December 31, 2022 was $218,071 and $1,495,206, respectively (2021 — $nil and $44,776).

Stock Options

On September 1, 2020, the Board of Directors of Legacy Rumble authorized and approved a stock option plan which was amended and restated on April 1, 2021, October 21, 2021 and September 15, 2022. The amendment dated September 16, 2022 (the “Plan”) replaces and supersedes the previous stock option plans of Legacy Rumble. The Plan was assumed in its entirety by Rumble on the Closing Date.

Immediately prior to the Closing Date, all outstanding options to purchase Legacy Rumble’s Class A common shares were exchanged into an option to purchase a number of shares of the Company’s Class A Common Stock equal to the number of shares of Legacy Rumble’s Class A common share multiplied by 16.4744, rounded down to the nearest whole share, at an exercise price per share equal to the current exercise price per share for such option divided by 16.4744, rounded up to the nearest whole cent.

Additionally, the option holders are eligible to receive up to an aggregate of 28,587,396 shares of Class A Common Stock in respect of the options they hold if the closing price of the Company’s Class A Common Stock is greater than or equal to $15.00 and $17.50, respectively (with 50% released at each target, or if the latter target is reached first, 100%) for a period of 20 trading days during any 30 trading-day period. The term is five years from the closing of the Qualifying Transaction. If there is a change in control within the five-year period following the closing of the Qualifying Transaction that results in a per share price equal to or in excess of the $15.00 and $17.50 share price milestones not previously met, then the Company shall issue the earnout shares to the option holders.

All options to purchase common shares of Rumble which were granted pursuant to earlier plans shall remain outstanding in accordance with their terms, provided that from the effective date of the Plan such existing options shall be governed by this Plan.

Conditions related to the performance based options had been met as of December 31, 2021, and as such, the fair value of the stock options was recognized in additional paid-in capital as of December 31, 2021.

The grant date fair values of the Legacy Rumble and Rumble options issued under the Plan were determined using the Black-Scholes option pricing model based upon the following assumptions:

	Legacy Rumble	Rumble
Fair value of options	$0.27 – $30.57	$9.44 – $11.13
Share price	$1.93 – $41.23	$10.60 – $12.49
Exercise price	$0.48 – $165.80	$10.60 – $12.49
Risk free interest rate	0.52% – 1.33%	3.72%
Volatility	60% – 85%	95%
Expected life	3 – 20 years	10 years
Dividend rate	0.00%	0.00%

The Company estimated the volatility by reference to comparable companies that are publicly traded.

Stock option transactions are summarized as follows:

	2022		2021
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Outstanding, beginning of year	3,531,064	$2.25	3,433,000	$0.48
Granted	442,052	10.94	98,064	64.28
Forfeited	(404)	165.80	—	—
Increase on conversion	54,634,745	0.14	—	—
Outstanding, end of period	58,607,457	$0.22	3,531,064	$2.25
Vested and exercisable	57,790,418	$0.09	3,493,297	$1.17

The total unrecognized compensation cost for stock options issued as at December 31, 2022 is $4,231,026 (2021 — $141,672) which is expected to be recognized over a weighted-average period of 2.19 years (2021 — 2.32 years).

The weighted average fair value of the outstanding options as of December 31, 2022 was $0.80 (2021 — $0.73). Share options outstanding at December 31, 2022 and 2021 have the following expiry dates and exercise prices:

	2022		2021
Expiry	Exercise Price	Share Options	Exercise Price	Share Options
2024	$2.50	157,000	$41.23	9,530
2026	2.50	376,768	41.23	22,870
2031	0.27	137,904	4.52	8,370
2031	2.50	40,032	41.23	2,430
2031	10.06	332,931	165.80	20,614
2032	10.60	363,441	—	—
2032	12.49	78,634	—	—
2040	0.03	56,556,501	0.48	3,433,000
2041	2.50	564,246	41.23	34,250
Total		58,607,457		3,531,064
Weighted average remaining contractual life of options outstanding		17 years		19 years

Share-based compensation expense on stock options recognized in cost of revenue and operating expenses for the year ended December 31, 2022 was $31,710 and $188,416, respectively (2021 — $nil and $1,358,868).

Loss per Share

Basic loss per share is computed by dividing net loss attributable to the Company by the weighted-average number of Class A and Class C Common Stock outstanding, excluding those held in escrow as these are deemed to be contingently returnable shares that must be returned if the earnout contingency is not met, in line with guidance within ASC 260-10-45, Earnings per Share — Presentation, Other Presentation Matters, during the year ended December 31, 2022, and 2021. Shares of Class D Common Stock do not share in earnings and not participating securities (ie non-economic shares) and therefore, have been excluded from the calculation of weighted-average number of shares outstanding.

Diluted loss per share is computed giving effect to all potentially dilutive shares. Diluted loss per share for all periods presented is the same as basic loss per share as the inclusion of potentially issuable shares would be antidilutive.